Derivative Financial Instruments and Hedge Accounting - Summary of Instruments to Hedge Exposures to Changes in Interest Rates and Foreign Currency Risk Associated with Borrowings (Detail) - Financial assets - derivative financial instruments [member] - GBP (£)
£ in Millions
	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Derivative financial instruments for interest rate risk [member]
Disclosure of detailed information about hedging instruments [line items]
Carrying amount of hedging instruments	£ 12	£ 13
Nominal amounts of hedging instruments	354	336
Derivative financial instruments for currency risk [member]
Disclosure of detailed information about hedging instruments [line items]
Carrying amount of hedging instruments	44	25
Change in fair value of hedging instrument used to determine hedge ineffectiveness	19	(21)
Nominal amounts of hedging instruments	£ 354	£ 336